Shareholder Fees - Popular Total Return Fund	Jul. 28, 2026
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Class I Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[4]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2],[4]

[1]	The maximum sales charge (load) imposed on purchases through individual retirement accounts (“IRA Accounts”) by Banco Popular IRA Trust is 1.00%.
[2]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[3]	There is no contingent deferred sales charge (“CDSC”) on Class C Shares after one year.
[4]	There are no Class I Institutional Shares outstanding as of the date of this prospectus.